Bank Loans - Schedule of Terms and Conditions of Outstanding Bank Loans (Details)	6 Months Ended
Jun. 30, 2025 EUR (€)
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Face Value	€ 920,000
Carrying Amount
Bankia SA [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 400,000
Carrying Amount
Targobank SA [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.87%
Year of maturity	2025
Face Value	€ 100,000
Carrying Amount
Banco de Sabadell SA [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 250,000
Carrying Amount
Liberbank [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.55%
Year of maturity	2025
Face Value	€ 170,000